COMMITMENTS AND CONTINGENCIES (Details 2) - Telecom Equipment Finance - USD ($)	Jun. 30, 2020	Dec. 31, 2019
2019	$ 449,103	$ 449,103
In default	0	0
Total	$ 449,103	$ 449,103